BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated August 11, 2009, to the

Prospectuses, dated May 1, 2009, for

the Premium, Select and Trust Shares of

Government Money Market Fund

Treasury Money Market Fund

Prime Money Market Fund

Institutional Money Market Fund

The information in this Supplement updates information in, supersedes any contrary information in,

and should be read in conjunction with, each Prospectus.

Government Money Market Fund and Treasury Money Market Fund:

The Premium, Select and Trust Share classes of the Treasury Money Market Fund and the Government Money Market Fund (each, a “Closed Share Class”) have ceased to accept new or additional investments until further notice, with the following exceptions:

•	Investments made pursuant to an automatic investment program (operated through the Administrator or a Shareholder Servicing Agent) entered into on or before December 22, 2008 may continue.

•	Cash sweep investments made pursuant to sweep instructions (operated through the Administrator or a Shareholder Servicing Agent) in place on or before December 22, 2008 may continue.

•	Existing shareholders may add to their accounts through reinvestment of distributions.

•	Participants in retirement plans which use a Closed Share Class as an investment may continue to do so.

•	Investments will continue to be permitted for investment companies advised by BGFA and investment clients of its affiliates.

Each Closed Share Class reserves the right to make additional exceptions or otherwise modify the foregoing policy at any time and to reject any investment for any reason.

BGF-A-MMF5-0809

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated August 11, 2009, to the

Prospectuses, dated May 1, 2009, for

the Institutional Shares of

Government Money Market Fund

Treasury Money Market Fund

Prime Money Market Fund

Institutional Money Market Fund

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, each Prospectus.

Government Money Market Fund and Treasury Money Market Fund:

Effective August 11, 2009, the Institutional Shares of the Treasury Money Market Fund and the Government Money Market Fund are available for new or additional investments.

BGF-A-IS-0809

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated August 11, 2009, to the

Prospectuses, dated May 1, 2009, for

the Capital Shares of

Government Money Market Fund

Treasury Money Market Fund

Prime Money Market Fund

Institutional Money Market Fund

The information in this Supplement updates information in, supersedes any contrary information in,

and should be read in conjunction with, each Prospectus.

Government Money Market Fund and Treasury Money Market Fund:

Effective August 11, 2009, the Capital Shares of the Treasury Money Market Fund and the Government Money Market Fund are available for new or additional investments.

BGF-A-CAP-0809

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE